Financial Instruments by Category (Details) - Schedule of Financial Assets at Amortized Cost - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Assets at Amortized Cost [Abstract]
Accounts receivable	$ 16,967,568	$ 17,236,384		$ 9,684,035
Financial assets included in deposits and other receivables	913,527	808,679		703,399
Pledged bank deposits	182,380	188,745		195,883
Cash and cash equivalents	56,497,277	68,641,016	$ 19,455,522	24,077,695	$ 9,190,286	$ 17,610,635
Financial assets at amortised cost	$ 74,560,752	$ 86,874,824		$ 34,661,012